Tikatok Impairment Charge - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Oct. 27, 2012	Apr. 27, 2013	Apr. 28, 2012	Apr. 30, 2011
Impairment Costs [Line Items]
Impairment charges	$ 1,973	$ 4,168	$ 11,747	$ 2,857
Goodwill written off	1,947
Intangible write0ff	$ 26